Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	52-0665775
Plan number	002
Participant Loans	$ 8,047,996
Total Investments at Fair Value	$ 334,364,316
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rates	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rates	9.50%
Mutual Funds and Money Market Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	$ 317,541,573
Collective investment trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	7,496,983
Investment, Identifier [Axis]: Collective Investment Trusts | Great Gray Stable Value Fund Class R1
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	5,325,780
Investment, Identifier [Axis]: Collective Investment Trusts | John Hancock Disciplined Value Mid-Cap Trust Class B4
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	2,171,203
Investment, Identifier [Axis]: Common Stock | WillScot Holdings Corporation Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	1,277,764
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | American Funds New Perspective R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	2,487,443
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | DFA Emerging Markets Core Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	2,692,141
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | DFA International Core Equity Portfolio Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	5,680,996
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | DFA U.S. Targeted Value Portfolio Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	1,288,308
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | Dodge & Cox Income Fund Class X
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	5,643,641
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | Fidelity 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	24,058,436
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | Fidelity Contrafund K6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	8,718,585
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | Fidelity Government Money Market Fund Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	642,581
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | Fidelity Large Cap Growth Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	11,675,728
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | Fidelity Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	6,319,993
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | Fidelity Real Estate Index
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	525,608
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | Fidelity Small Cap Index
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	1,540,599
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | Fidelity Total International Index
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	1,460,395
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | T. Rowe Price Small-Cap Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	1,524,736
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | Vanguard Equity Income Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	4,912,974
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | Vanguard Target Retirement 2020 Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	6,013,861
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | Vanguard Target Retirement 2025 Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	20,141,923
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | Vanguard Target Retirement 2030 Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	32,027,563
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | Vanguard Target Retirement 2035 Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	42,236,163
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | Vanguard Target Retirement 2040 Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	33,198,072
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | Vanguard Target Retirement 2045 Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	33,214,631
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | Vanguard Target Retirement 2050 Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	30,255,387
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | Vanguard Target Retirement 2055 Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	18,464,242
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | Vanguard Target Retirement 2060 Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	13,815,086
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | Vanguard Target Retirement 2065 Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	4,629,738
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | Vanguard Target Retirement 2070 Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	1,039,641
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | Vanguard Target Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	1,863,831
Investment, Identifier [Axis]: Mutual Funds and Money Market Funds | Vanguard Total Bond Market Index Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments excluding common stock	$ 1,469,271